Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 13 – Income Taxes

A.	General

The Company is assessed for tax purposes on an unconsolidated basis. Each of the Company’s subsidiaries is subject to the tax rules prevailing in its country of incorporation.

B.	Corporate Taxation

Israeli subsidiary:

On July 30, 2013, the Knesset plenum approved, in a third reading, the budget bill and the bill to change the national priorities in 2013 and 2014 (the “Law”). In conjunction with this legislation there will be an increase of the corporate income-tax rate from January 1, 2014 to 26.5% (1.5% increase).

Maltese subsidiary:

Taxable income of Maltese companies is subject to tax at the rate of 35% in 2013 and 2014 (“Regular Tax Rate”).

C.	Net Operating Loss Carry forward

As of December 31, 2014, the Company had approximately $20.7 million net-operating-loss carry forwards, consisting of approximately $11.6 million of Maltese net-operating-loss carry forwards and approximately 9.1 million Israeli net-operating-loss carry forward. The Maltese and the Israeli loss carry forwards have no expiration date.

D.	Deferred income taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial-reporting purposes and the amounts used for income-tax purposes.

Significant components of the Company’s and its subsidiaries’ assets are as follows

	As of December 31,
	2014	2013
	(in thousands)
Deferred tax assets
Maltese subsidiary net-operating-loss carry forward	$4,058	$5,516
Israeli subsidiary net-operating-loss carry forward	2,381	–
Other reserves and allowances	107	115
Total deferred-tax assets	6,546	5,631
Valuation allowance	(6,546)	(5,631)
Net deferred-tax assets	$–	$–

Deferred-tax assets for carry forward losses in Malta and Israel are calculated using the applicable tax rate at the time of expected realization of the carry forward losses.

The Company has provided full valuation allowances in respect of deferred-tax assets. Management currently believes that it is more likely than not that those deferred taxes will not be realized in the foreseeable future.

D.	Tax assessments

The Israeli subsidiary has received final tax assessments through the year ended December 31, 2010.

A reconciliation of the Company’s effective tax expense to the Company’s theoretical statutory tax benefit is as follows

	Year ended December 31,
	2014	2013	2012
	(in thousands)
Loss before taxes on income, as reported in the consolidated statements of operations	$9,102	$17,484	$3,143

Statutory tax rate	26.5%	25%	25%

Theoretical tax benefit	2,412	4,371	786
Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(2,412)	(4,371)	(786)
Other	1	1	6

Actual tax expense	$1	$1	$6